Segment reporting (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) segment	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 3,916	€ 5,050	€ 7,800	€ 10,615
Cost of sales	2,901	3,524	5,630	7,176
Gross profit	€ 1,015	€ 1,526	€ 2,170	€ 3,439
Gross profit margin (as a percent)	25.90%	30.20%	27.80%	32.40%
Operating Expense	€ (4,766)	€ (5,049)	€ (9,313)	€ (9,869)
Other operating expenses	(709)	(818)	(1,368)	(434)
Other operating income	503	148	1,035	729
Operating loss	(3,957)	(4,193)	(7,476)	(6,135)
Finance expense	(1,316)	(306)	(822)	(623)
Finance income	144	621	631	278
Financial result	(1,172)	315	(191)	(345)
Loss before income tax	(5,129)	(3,878)	(7,667)	(6,480)
Income tax income (expense)	6	(41)	(57)	(55)
Net loss	(5,123)	(3,919)	(7,724)	(6,535)	€ (14,231)	€ (8,764)	€ (8,554)
Systems
Segment reporting
Revenues	1,871	2,129	3,176	4,544
Cost of sales	1,252	1,598	2,196	3,184
Gross profit	€ 619	€ 531	€ 980	€ 1,360
Gross profit margin (as a percent)	33.10%	24.90%	30.90%	29.90%
Services
Segment reporting
Revenues	€ 2,045	€ 2,921	€ 4,624	€ 6,071
Cost of sales	1,649	1,926	3,434	3,992
Gross profit	€ 396	€ 995	€ 1,190	€ 2,079
Gross profit margin (as a percent)	19.40%	34.10%	25.70%	34.20%
Operating segments | Systems
Segment reporting
Revenues	€ 1,963	€ 2,181	€ 3,601	€ 4,811
Operating segments | Services
Segment reporting
Revenues	2,045	2,921	4,624	6,071
Intra-segment
Segment reporting
Revenues	€ (92)	€ (52)	€ (425)	€ (267)